Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

24.Equity

24.1	Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to $36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and 11.51% (4,731,906,273 shares) are held privately and 88.49% (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to $11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2022, and 2021, subscribed and paid–in capital amounts to COP$25,040,067. There are no potentially dilutive shares.

24.2Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for $4,457,997, (ii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of $2,118,468, iii) a $31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, and (iv) additional paid–in capital receivables for ($143).

24.3Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2022, and 2021:

	2022	2021
Legal reserve	6,407,256	4,737,788
Fiscal and statutory reserves	509,082	509,082
Occasional reserves	1,982,295	5,377,359
	8,898,633	10,624,229

The General Shareholders’ Meeting of Ecopetrol S.A., held on March 30, 2022, approved the 2021 profit distribution project and the establishment of a reserve for $8,889,900, to support the financial sustainability of the Company and flexibility in the development of your strategy. The Extraordinary General Assembly of June 17, 2022, approved the modification of the destination of a part of the occasional reserve to distribute it as an extraordinary dividend for $6,907,605.

The movement of equity reserves is the following for the years ended December 31, 2022, and 2021:

	2022	2021
Opening balance	10,624,229	9,635,136
Release of reserves	(5,886,441)	(5,066,156)
Allocation to reserves	11,068,450	6,055,249
Dividends declared	(6,907,605)	—
Closing balance	8,898,633	10,624,229

24.4Retained earnings and dividends

Ecopetrol Business Group distributes dividends based on its financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The Ordinary General Assembly of Shareholders of Ecopetrol S.A., held on March 30, 2022, approved the profit distribution project for fiscal year 2021 and defined the distribution of dividends in the amount of $11,512,675 (distribution during 2021: $698,984).The due date for the payments of the ordinary and extraordinary dividends to the minority shareholders was April 21, 2022, and, throughout 2022, in the case of the majority shareholder.

Additionally, the Extraordinary General Assembly of Ecopetrol S.A. of June 17, 2022, approved the modification of the destination of a part of the occasional reserve to distribute it as an extraordinary dividend for $6,907,605. The payment was made in June 2022, for minority shareholders in a single payment, and for the majority shareholder, the entirety of this dividend was offset with the receivable account related to the Fuel Price Stabilization Fund, therefore, did not imply a cash outflow.

Dividends were paid as follows:

	2022	2021	2020
Ecopetrol S.A.	11,622,778	696,387	7,369,498
Oleoducto Central S.A. - Ocensa	752,530	682,615	959,949
Interconexión Eléctrica S.A. ESP	572,260	790,532	—
Invercolsa S.A.	179,202	150,333	148,941
Oleoducto de los Llanos Orientales S.A. - ODL	138,939	147,056	166,589
Oleoducto de Colombia S.A. - ODC	91,238	86,594	89,374
Oleoducto Bicentenario de Colombia S.A.S. - OBC	—	217,770	—
Total	13,356,947	2,771,287	8,734,351

24.5Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol, net of tax:

	2022	2021	2020
Foreign currency translation	28,816,983	17,244,255	11,794,201
Hedge of a net investment in a foreign operation	(9,219,271)	(4,364,466)	(1,494,927)
Actuarial gain on defined benefit plans	(1,331,361)	(517,278)	(2,260,989)
Cash flow hedges for future exports	(2,473,999)	(945,250)	(136,473)
Cash flow hedge with derivative instruments	1,290	(61,502)	43,546
Others	3,077	2,135	1,704
	15,796,719	11,357,894	7,947,062

24.6Earnings per share

	2022		2021		2020
Profit attributable to Ecopetrol’s shareholders		31,604,781		15,649,143		1,586,677
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	768.7	COP$	380.60	COP$	38.59